UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-07641
                                                    -------------

                      Advantage Advisers Augusta Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code:  212-667-4225
                                                           ----------------

                      Date of fiscal year end:  December 31
                                              ---------------

                  Date of reporting period:  September 30, 2009
                                           ----------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                             SEPTEMBER 30, 2009
      SHARES                                                                                       VALUE
      ------                                                                                      -------
                  INVESTMENT IN SECURITIES - 74.74%
                  COMMON STOCK - 74.74%
                  UNITED STATES - 67.64%

                    AIRLINES - 1.72%
      55,777            Continental Airlines, Inc., Class B*                    (a)         $         916,974
                                                                                            -----------------
                    ALTERNATIVE WASTE TECHNOLOGY - 2.01%
      72,544            Calgon Carbon Corp. *                                                       1,075,828
                                                                                            -----------------
                    APPLICATIONS SOFTWARE - 2.48%
      46,592            Intuit, Inc.*                                           (a)                 1,327,872
                                                                                            -----------------
                    COMMERCIAL BANKS - WESTERN U.S. - 6.67%
      68,379            City National Corp.                                     (a)                 2,661,995
      50,425            Zions Bancorporation                                                          906,137
                                                                                            -----------------
                                                                                                    3,568,132
                                                                                            -----------------
                    DISTRIBUTION / WHOLESALE - 1.63%
      22,450            Fastenal Co.                                                                  868,815
                                                                                            -----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.67%
      73,257            International Rectifier Corp.*                          (a)                 1,427,779
                                                                                            -----------------
                    FINANCE - COMMERCIAL - 0.47%
     207,350            CIT Group, Inc.                                                               250,893
                                                                                            -----------------
                    INSTRUMENTS - SCIENTIFIC - 2.42%
      29,650            Thermo Fisher Scientific, Inc.*                                             1,294,815
                                                                                            -----------------
                    INTERNET INFRASTRUCTURE SOFTWARE - 0.96%
      25,965            Akamai Technologies, Inc.*                              (a)                   510,991
                                                                                            -----------------
                    MACHINERY - ELECTRICAL - 0.64%
      12,581            Baldor Electric Co.                                                           343,965
                                                                                            -----------------
                    MEDICAL - OUTPATIENT / HOME MEDICAL - 1.10%
      13,450            Amedisys, Inc.*                                                               586,823
                                                                                            -----------------
                    MEDICAL - WHOLESALE DRUG DISTRIBUTION - 2.45%
      49,400            AmerisourceBergen Corp.                                                     1,105,572
       7,595            Cardinal Health, Inc.                                                         203,546
                                                                                            -----------------
                                                                                                    1,309,118
                                                                                            -----------------
                    MOTORCYCLE / MOTOR SCOOTER - 2.04%
      47,511            Harley-Davidson, Inc.                                   (a)                 1,092,753
                                                                                            -----------------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                                          SEPTEMBER 30, 2009
      SHARES                                                                                    VALUE
      ------                                                                                   -------
                  COMMON STOCK  - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                    OIL - FIELD SERVICES - 4.70%
      87,578            Smith International, Inc.                               (a)         $       2,513,489
                                                                                            -----------------
                    REGISTERED INVESTMENT COMPANY - 6.89%
      46,800            Market Vectors - Gold Miners*                                               2,119,572
      15,850            SPDR Gold Trust*                                                            1,566,772
                                                                                            -----------------
                                                                                                    3,686,344
                                                                                            -----------------
                    RETAIL - CONSUMER ELECTRONICS - 4.22%
      60,184            Best Buy Co., Inc.                                      (a)                 2,258,104
                                                                                            -----------------
                    RETAIL - DISCOUNT - 1.60%
      32,498            Family Dollar Stores, Inc.                                                    857,947
                                                                                            -----------------
                    RETAIL - MAIL ORDER - 0.49%
      12,900            Williams - Sonoma, Inc.                                                       260,967
                                                                                            -----------------
                    RETAIL - MAJOR DEPARTMENT STORE - 2.59%
      23,286            J.C. Penney Co., Inc.                                                         785,903
      88,049            Saks, Inc.*                                                                   600,494
                                                                                            -----------------
                                                                                                    1,386,397
                                                                                            -----------------
                    RETAIL - RESTAURANTS - 0.38%
     109,175            Jamba, Inc.*                                                                  203,066
                                                                                            -----------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.79%
      66,038            Sigma Designs, Inc.*                                                          959,532
                                                                                            -----------------
                    SUPER-REGIONAL BANKS - U.S. - 4.14%
      98,246            SunTrust Banks, Inc.                                    (a)                 2,215,447
                                                                                            -----------------
                    TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 1.62%
      56,644            Corning, Inc.                                           (a)                   867,220
                                                                                            -----------------
                    TRANSPORT - EQUIPMENT & LEASING - 1.97%
      37,654            GATX Corp.                                                                  1,052,429
                                                                                            -----------------
                    TRANSPORT - SERVICES - 4.40%
      44,912            Expeditors International of Washington, Inc.            (a)                 1,578,657
      19,865            Ryder System, Inc.                                                            775,927
                                                                                            -----------------
                                                                                                    2,354,584

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                                                                            SEPTEMBER 30, 2009
      SHARES                                                                                      VALUE
      ------                                                                                     -------
                  COMMON STOCK  - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                    TRANSPORT - TRUCK - 2.72%
      38,235            Landstar System, Inc.                                   (a)         $       1,455,224
                                                                                            -----------------
                    TRANSPORTATION - RAIL - 2.87%
      36,625            CSX Corp.                                                                   1,533,122
                                                                                            -----------------
                  TOTAL UNITED STATES (COST $33,872,090)                                    $      36,178,630
                                                                                            -----------------
                  BERMUDA - 2.13%

                    HOTELS & MOTELS - 2.13%
      99,200            Orient Express Hotels, Ltd., Class A*                                       1,141,792
                                                                                            -----------------
                  TOTAL BERMUDA (COST $896,543)                                             $       1,141,792
                                                                                            -----------------
                  CANADA - 3.32%

                    AGRICULTURAL CHEMICALS - 3.32%
      19,636            Potash Corp. of Saskatchewan, Inc.                      (a)                 1,773,916
                                                                                            -----------------
                  TOTAL CANADA (COST $1,821,108)                                            $       1,773,916
                                                                                            -----------------

                  IRELAND - 1.65%

                    MEDICAL LABS & TESTING SERVICE - 1.65%
      36,000            Icon Plc - Sponsored ADR*                                                     881,640
                                                                                            -----------------
                  TOTAL IRELAND (COST $787,705)                                             $         881,640
                                                                                            -----------------
                  TOTAL COMMON STOCK (COST $37,377,446)                                     $      39,975,978
                                                                                            =================

                  TOTAL INVESTMENTS IN SECURITIES (COST $37,377,446) - 74.74%               $      39,975,978
                                                                                            -----------------

                  OTHER ASSETS, LESS LIABILITIES - 25.26% **                                       13,509,737
                                                                                            -----------------

                  NET ASSETS - 100.00%                                                      $      53,485,715
                                                                                            =================

*     Non-income producing security.

** Includes $15,098,564 invested in a PNC Bank Money Market Account, which is 28.23% of net assets.

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

      At December 31, 2008, the aggregate cost for Federal income tax purposes of portfolio investments, securities sold, not yet purchased and written options was $15,016,219, $26,937,801, and $145,720, respectively.

      For Federal income tax purposes, at December 31, 2008, accumulated net unrealized depreciation of portfolio investments, securities sold, not yet purchased, and written options was $1,591,487, consisting of $4,233,376 gross unrealized appreciation and $5,824,863 gross unrealized depreciation.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                          SEPTEMBER 30, 2009
      SHARES                                                                                    VALUE
      ------                                                                                   -------
                  SECURITIES SOLD, NOT YET PURCHASED - 34.17%
                  COMMON STOCK - 34.17%
                  UNITED STATES - 34.17%
                    AUTO - MEDIUM & HEAVY DUTY TRUCKS - 0.55%
       7,800            PACCAR Inc.                                                         $         294,138
                                                                                            -----------------
                    COMMERCIAL BANKS - CENTRAL U.S. - 0.80%
      12,317            Prosperity Bancshares, Inc.                                                   428,508
                                                                                            -----------------
                    DISTRIBUTION / WHOLESALE - 0.61%
       3,650            W.W. Grainger, Inc.                                                           326,164
                                                                                            -----------------
                    FINANCE - CREDIT CARD - 4.06%
      63,975            American Express Co.                                                        2,168,753
                                                                                            -----------------
                    HUMAN RESOURCES - 0.55%
       5,200            Manpower, Inc.                                                                294,892
                                                                                            -----------------
                    MACHINERY CONSTRUCTION & MINING - 0.50%
       5,200            Caterpillar, Inc.                                                             266,916
                                                                                            -----------------
                    MACHINERY - FARM - 2.19%
      27,300            Deere & Co.                                                                 1,171,716
                                                                                            -----------------
                    MEDICAL - BIOMEDICAL / GENETICS - 1.46%
      18,377            Illumina, Inc.                                                                781,023
                                                                                            -----------------
                    REAL ESTATE MANAGEMENT / SERVICES - 0.00%
      57,998            Tarragon Corp.                                                                  1,160
                                                                                            -----------------
                    REGISTERED INVESTMENT COMPANY - 19.52%
      37,831            Diamonds Trust, Series I                                                    3,673,012
      33,655            iShares FTSE/Xinhua China 25 Index Fund                                     1,377,836
      15,527            iShares MSCI Brazil Index Fund                                              1,050,712
      43,993            iShares MSCI Hong Kong Index                                                  682,771
       6,912            Oil Service Holders Trust                                                     811,676
       7,806            SPDR Trust Series 1                                                           824,001
      55,826            United States Oil Fund, LP                                                  2,020,343
                                                                                            -----------------
                                                                                                   10,440,351

                                                                                            -----------------
                    SUPER-REGIONAL BANKS - U.S. - 3.93%
      58,775            Capital One Financial Corp.                                                 2,100,031
                                                                                            -----------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $18,069,080)           $      18,273,652
                                                                                            =================

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                          SEPTEMBER 30, 2009
    CONTRACTS                                                                                   VALUE
    ---------                                                                                  -------
                  WRITTEN OPTIONS - 0.35%
                  CALL OPTION - 0.35%
                  UNITED STATES - 0.35%

                  AEROSPACE / DEFENSE - 0.14%
         104            The Boeing Co. 11/21/09, $47                                        $          77,792
                                                                                            -----------------

                  AIRLINES - 0.17%
         181            Continental Airlines, Inc.  12/19/09, $14                                      65,160
         234            Continental Airlines, Inc.  12/19/09, $20                                      23,400
                                                                                            -----------------
                                                                                                       88,560
                                                                                            -----------------

                  RETAIL - MAIL ORDER - 0.04%
         129            Williams-Sonoma, Inc. 11/21/09, $20                                            20,898
                                                                                            -----------------
                  TOTAL WRITTEN OPTIONS (PREMIUM $138,438)                                  $         187,250
                                                                                            =================

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
--------------------------------------------------------------------------------

The following is a summary of the inputs used, as of SEPTEMBER 30, 2009, in valuing the Company's assets at fair value:

        -------------------------------------------------------------------------------------------------------
                                                                                       SECURITIES SOLD, NOT YET
        VALUATION INPUTS                                 INVESTMENTS IN SECURITIES              PURCHASED
        -------------------------------------------------------------------------------------------------------
        LEVEL 1 - QUOTED PRICES
        -------------------------------------------------------------------------------------------------------
               COMMON STOCK                                     $   39,975,978                 $ (18,273,652)
        -------------------------------------------------------------------------------------------------------
               WRITTEN OPTIONS                                                                      (187,250)
        -------------------------------------------------------------------------------------------------------
        LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                        -                             -
        -------------------------------------------------------------------------------------------------------
        LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS                      -                             -
        -------------------------------------------------------------------------------------------------------
           TOTAL                                                $   39,975,978                 $ (18,460,902)
        ------------------------------------------------------=================================================

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Augusta Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Principal Executive Officer
                             (principal executive officer)

Date                         November 16, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Principal Executive Officer
                             (principal executive officer)

Date                         November 16, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/ Vineet Bhalla
                         -------------------------------------------------------
                             Vineet Bhalla, Chief Financial Officer
                             (principal financial officer)

Date                         November 16, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.